Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Detail of Share Capital Transactions
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2021		1,045	255,767	34,825,872
March 31, 2022	Capital increase (AGA 2020)	2	0	50,000
March 31, 2022	Prior period adjustments	—	2	—
April 20, 2022	Free Shares attributions (AGA 2022)	—	(9)	—

December 31, 2022		1,046	255,760	34,875,872
April 20, 2023	Capital increase (AGA 2021)	11	—	354,510
June 27, 2023	Free Shares attributions (AGA 2023)	—	(26)	—
September 11, 2023	Issuance of new shares - Capital increase (Tranche 1 Janssen)	29	4,642	959,637
November 7, 2023	Issuance of new shares - capital increase (ordinary shares)	75	12,561	2,492,223
November 7, 2023	Issuance of new shares - capital increase (ADS)	114	19,086	3,786,907
November 7, 2023	Capital increase transaction costs (ordinary shares)	—	(758)	—
November 7, 2023	Capital increase transactions costs (ADS)	—	(1,140)	—
November 10, 2023	Issuance of new shares - Capital increase (Tranche 2 - step 1 Janssen)	113	18,965	3,762,923
December, 13, 2023	Issuance of new shares - Capital increase (Tranche 2 - step 2 Janssen)	27	4,542	901,256
December, 29, 2023	Capital increase transactions costs	—	(79)	—
December, 29, 2023	Capital increase transactions costs	—	(813)	—
December, 31, 2023	Prior period adjustments	—	1	—
December 31, 2023		1,414	312,742	47,133,328
The main terms and conditions of the BSA Kepler are described in the table below:

BSA Kepler
Date of the shareholders’ meeting	April 28, 2021
Date of grant by the Executive Board	May 18, 2022
Maximum number of BSAs authorized	5,200,000
Total number of BSAs granted	5,200,000
Number of shares to which the BSA were likely to give right on the date of their grant	5,200,000
Starting date for the exercise of the BSA	(1)
BSA expiry date	(2)
BSA issue price	500 € in the aggregate
Exercise price per new share	(3)
Terms of exercise	(1)(4)
Number of shares subscribed as of the date of the Annual Report	0
Total number of forfeited or cancelled BSAs as of the date of the Annual Report	0
Total number of BSAs outstanding as of the date of the Annual Report	5,200,000
Total number of shares available for subscription as of the date of the Annual Report (considering the conditions of exercise of the BSAs)	5,200,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	5,200,000
(1) Subject to meeting the contractual conditions, Kepler Cheuvreux undertakes to exercise the BSA Kepler within 24 months of their date of issue. On December 22, 2023, the agreement has been extended by 120 days to September 2024. These conditions include:
(i) Unless Kepler Cheuvreux and the Company agree differently from time to time, a limit as to the number of new shares to be issued as part of the exercise of stock warrants: the cumulative number of new shares issued upon exercise of the BSA Kepler shall be less than or equal to 25% of the total number of Nanobiotix shares traded on the regulated market of Euronext Paris (excluding block trades) from the date of the implementation of the financing facility, and
(ii) a limit as to the exercise price of the BSA Kepler: such exercise price shall not be lower than, in any case, the price limit set forth by the combined shareholders’ meeting of the Company dated April 28, 2021.
(2) The BSA Kepler may be exercised during a 24-month period as from their issuance date (subject to (i) a prior termination by the Company, at any time, or (ii) an extension for a maximum 6-month period in certain situations), at the end of which the BSA Kepler that are still outstanding shall be purchased by the Company at their issuance price and cancelled.
(3) The exercise price of the BSA Kepler will be based on the lower of the two daily volume-weighted average share prices for the two trading days preceding each issuance, less a maximum discount of 5.0%.
(4) The BSA Kepler may be exercised at any time in whole or in part by Kepler Cheuvreux during their exercise period, subject to a minimum proceeds condition.

Disclosure of Detail of Change in Founders' Warrants, Warrants and Free Shares
The Company has granted stock options (OSA), founders’ warrants (BSPCE), warrants (BSA), and free shares (AGA) to corporate officers, employees, members of the Executive and Supervisory Board and consultants of the Group. In certain cases, exercise of the stock options, founders’ warrants and warrants is subject to performance conditions. The Company has no legal or contractual obligation to pay the options in cash.
The following tables summarize activity in these plans during the years ended December 31, 2023 and 2022.
The impact of share-based payments on income is detailed in Note 17.
Founders’ warrants (BSPCE)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2023	Issued	Exercised	Forfeited	Outstanding at December 31, 2023	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	—	—	—	—	—	—
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	(50,000)	—	—
BSPCE 09-2014	September 16, 2014	18.68	86,150	—	—	(400)	85,750	85,750
BSPCE 2015-1	February 10, 2015	18.57	68,450	—	—	(350)	68,100	68,100
BSPCE 2015-3	June 10, 2015	20.28	30,350	—	—	(1,950)	28,400	28,400
BSPCE 2016	February 2, 2016	14.46	200,626	—	—	(3,609)	197,017	197,017
BSPCE 2017	January 7, 2017	15.93	179,150	—	—	(1,050)	178,100	178,100
Total			614,726	—	—	(57,359)	557,367	557,367

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2022	Issued	Exercised	Forfeited	Outstanding at December 31, 2022	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	(100,000)	—	—
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	86,150	—	—	—	86,150	86,150
BSPCE 2015-1	February 10, 2015	18.57	68,450	—	—	—	68,450	68,450
BSPCE 2015-3	June 10, 2015	20.28	30,350	—	—	—	30,350	30,350
BSPCE 2016	February 2, 2016	14.46	200,841	—	—	(215)	200,626	160,673
BSPCE 2017	January 7, 2017	15.93	179,500	—	—	(350)	179,150	179,150
Total			715,291	—	—	(100,565)	614,726	574,773
Warrant Plans (BSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2023	Issued	Exercised	Forfeited	Outstanding at December 31, 2023	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	—	—	—	—	—	—
BSA 2013	April 10, 2013	6.37	6,000	—	—	(6,000)	—	—
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2017	January 7, 2017	15.76	—	—	—	—	—	—
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	(28,000)	—	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
BSA 2021 (b)	April 21, 2021	13.64	—	—	—	—	—	—
Total			185,251	—	—	(34,000)	151,251	14,431

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2022	Issued	Exercised	Forfeited	Outstanding at December 31, 2022	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	(30,000)	—	—
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2016	February 2, 2016	13.74	—	—	—	—	—	—
BSA 2016-2	November 3, 2016	15.01	—	—	—	—	—	—
BSA 2017	January 7, 2017	15.76	18,000	—	—	(18,000)	—	—
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	—	28,000	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
BSA 2021 (b)	April 21, 2021	13.64	30,000	—	—	(30,000)	—	—
Total			263,251	—	—	(78,000)	185,251	20,431
Free share plans (AGA)

Type	Grant date	Outstanding at January 1, 2023	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2023	Number of shares exercisable
AGA 2021	April 20, 2021	354,711	—	(354,510)	(201)	—	—
AGA 2022	June 22, 2022	299,035	—	—	(5,259)	293,776	293,776
AGA 2023 - P1	June 27, 2023	—	427,110	—	(26,150)	400,960	400,960
AGA 2023 - P2	June 27, 2023	—	439,210	—	(6,650)	432,560	432,560
Total		653,746	866,320	(354,510)	(38,260)	1,127,296	1,127,296

Type	Grant date	Outstanding at January 1, 2022	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2022	Number of shares exercisable
AGA 2020	March 11, 2020	50,000	—	(50,000)	—	—	—
AGA 2021	April 20, 2021	360,512	—	—	(5,801)	354,711	354,711
AGA 2022	June 22, 2022	—	300,039	—	(1,004)	299,035	299,035
Total		410,512	300,039	(50,000)	(6,805)	653,746	653,746

Disclosure of Detail of Change in Stock Options
Stock Option Plans (OSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2023	Issued	Exercised	Forfeited	Outstanding at December 31, 2023	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	—	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	25,750	—	—	—	25,750	25,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	381,173	—	—	(3,398)	377,775	377,775
OSA 2021-04	April 20, 2021	13.74	421,200	—	—	(25,000)	396,200	30,134
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	40,000
OSA 2022-001	April 14, 2022	6.17	—	—	—	—	—	—
OSA 2022-06	June 22, 2022	4.16	554,500	—	—	(13,810)	540,690	140,500
OSA 2023-01	July 20, 2023	5.00	—	338,860	—	(20,000)	318,860	—
Total			2,059,523	338,860	—	(62,208)	2,336,175	671,059

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2022	Issued	Exercised	Forfeited	Outstanding at December 31, 2022	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	240
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	—	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	28,250	—	—	(2,500)	25,750	25,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	387,456	—	—	(6,283)	381,173	274,610
OSA 2021-04	April 20, 2021	13.74	491,200	—	—	(70,000)	421,200	18,619
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	20,000
OSA 2022-001	April 14, 2022	6.17	—	20,000	—	(20,000)	—	—
OSA 2022-06	June 22, 2022	4.16	—	580,900	—	(26,400)	554,500	—
Total			1,583,806	600,900	—	(125,183)	2,059,523	395,719